Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Income Captions [Line Items]
Net income	$ 33	$ 30	$ 46	$ 39	$ 28	$ 34	$ 16	$ 8	$ 4	$ 57	$ 67	$ 143	$ 62	$ 53
Other comprehensive income, net of tax	2			(2)						8	(1)	(3)	0	(1)
Comprehensive income	35			37						65	66	140	62	52
Eliminations
Condensed Statement of Income Captions [Line Items]
Net income	(46)			(43)						(79)	(91)	(190)	(89)	(83)
Other comprehensive income, net of tax	(2)			2						(7)	1	3	0	0
Comprehensive income	(48)			(41)						(86)	(90)	(187)	(89)	(83)
Parent Guarantor
Condensed Statement of Income Captions [Line Items]
Net income												143	62	53
Other comprehensive income, net of tax												(3)	0	(1)
Comprehensive income												140	62	52
Parent Guarantor | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Net income	33			39						57	67	143	62	53
Other comprehensive income, net of tax	2			(2)						8	(1)	(3)	0	(1)
Comprehensive income	35			37						65	66	140	62	52
Other Guarantors | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Net income	1			6						3	13	18	14	(3)
Other comprehensive income, net of tax	0			0						0	0	0	0	0
Comprehensive income	1			6						3	13	18	14	(3)
Non-Guarantors | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Net income	45			37						76	78	172	75	86
Other comprehensive income, net of tax	2			(2)						7	(1)	(3)	0	0
Comprehensive income	$ 47			$ 35						$ 83	$ 77	$ 169	$ 75	$ 86